Expense Example	Apr. 29, 2026 USD ($)
INVESCO Global Core Equity Fund | INVESCO Global Core Equity Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 670
Expense Example, with Redemption, 3 Years	925
Expense Example, with Redemption, 5 Years	1,199
Expense Example, with Redemption, 10 Years	1,978
INVESCO Global Core Equity Fund | INVESCO Global Core Equity Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	303
Expense Example, with Redemption, 3 Years	627
Expense Example, with Redemption, 5 Years	1,078
Expense Example, with Redemption, 10 Years	2,134
INVESCO Global Core Equity Fund | INVESCO Global Core Equity Fund | Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
Expense Example, with Redemption, 5 Years	818
Expense Example, with Redemption, 10 Years	1,791
INVESCO Global Core Equity Fund | INVESCO Global Core Equity Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	318
Expense Example, with Redemption, 5 Years	552
Expense Example, with Redemption, 10 Years	1,225
INVESCO Global Core Equity Fund | INVESCO Global Core Equity Fund | CLASS R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	306
Expense Example, with Redemption, 5 Years	531
Expense Example, with Redemption, 10 Years	1,178
INVESCO Global Core Equity Fund | INVESCO Global Core Equity Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	493
Expense Example, with Redemption, 10 Years	1,096
Invesco Global Small Cap Equity Fund | Invesco Global Small Cap Equity Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	670
Expense Example, with Redemption, 3 Years	963
Expense Example, with Redemption, 5 Years	1,277
Expense Example, with Redemption, 10 Years	2,164
Invesco Global Small Cap Equity Fund | Invesco Global Small Cap Equity Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	303
Expense Example, with Redemption, 3 Years	667
Expense Example, with Redemption, 5 Years	1,157
Expense Example, with Redemption, 10 Years	2,318
Invesco Global Small Cap Equity Fund | Invesco Global Small Cap Equity Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	359
Expense Example, with Redemption, 5 Years	636
Expense Example, with Redemption, 10 Years	1,426
Invesco Global Small Cap Equity Fund | Invesco Global Small Cap Equity Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	340
Expense Example, with Redemption, 5 Years	597
Expense Example, with Redemption, 10 Years	1,331
Invesco International Small Company Fund | Invesco International Small Company Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	696
Expense Example, with Redemption, 3 Years	1,004
Expense Example, with Redemption, 5 Years	1,333
Expense Example, with Redemption, 10 Years	2,263
Invesco International Small Company Fund | Invesco International Small Company Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	330
Expense Example, with Redemption, 3 Years	709
Expense Example, with Redemption, 5 Years	1,215
Expense Example, with Redemption, 10 Years	2,417
Invesco International Small Company Fund | Invesco International Small Company Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	129
Expense Example, with Redemption, 3 Years	403
Expense Example, with Redemption, 5 Years	697
Expense Example, with Redemption, 10 Years	1,534
Invesco International Small Company Fund | Invesco International Small Company Fund | CLASS R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	108
Expense Example, with Redemption, 3 Years	350
Expense Example, with Redemption, 5 Years	611
Expense Example, with Redemption, 10 Years	1,358
Invesco International Small Company Fund | Invesco International Small Company Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	328
Expense Example, with Redemption, 5 Years	574
Expense Example, with Redemption, 10 Years	1,277
INVESCO Small Cap Equity Fund | INVESCO Small Cap Equity Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	667
Expense Example, with Redemption, 3 Years	916
Expense Example, with Redemption, 5 Years	1,183
Expense Example, with Redemption, 10 Years	1,946
INVESCO Small Cap Equity Fund | INVESCO Small Cap Equity Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	300
Expense Example, with Redemption, 3 Years	618
Expense Example, with Redemption, 5 Years	1,062
Expense Example, with Redemption, 10 Years	2,101
INVESCO Small Cap Equity Fund | INVESCO Small Cap Equity Fund | Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	150
Expense Example, with Redemption, 3 Years	465
Expense Example, with Redemption, 5 Years	803
Expense Example, with Redemption, 10 Years	1,757
INVESCO Small Cap Equity Fund | INVESCO Small Cap Equity Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	309
Expense Example, with Redemption, 5 Years	536
Expense Example, with Redemption, 10 Years	1,190
INVESCO Small Cap Equity Fund | INVESCO Small Cap Equity Fund | CLASS R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	493
Expense Example, with Redemption, 10 Years	1,096
INVESCO Small Cap Equity Fund | INVESCO Small Cap Equity Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	262
Expense Example, with Redemption, 5 Years	455
Expense Example, with Redemption, 10 Years	$ 1,014